Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accrued Liabilities [Abstract]
Accrued Liabilities

Accrued liabilities consist of the following:

	December 31,
	2022	2021
Insurance claims and premiums	$152,242	$149,864
Payroll and payroll-related	126,301	141,877
Interest payable	47,612	28,729
Final capping, closure and post-closure liability	17,336	19,925
Property taxes	11,218	8,833
Environmental remediation reserves	3,165	2,300
Cell processing reserves	2,939	3,364
Share-based compensation plan liability	2,344	2,423
Transaction-related expenses	1,627	3,130
Unrealized cash flow hedge losses	—	18,675
Other	66,463	63,476
	$431,247	$442,596